UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,026,636 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH COAL INC                  COM              039380100    56759  2125000 SH       SOLE                  2125000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    23302   730000 SH       SOLE                   730000        0        0
AVIAT NETWORKS INC             COM              05366Y102     2788   681600 SH       SOLE                   681600        0        0
AVIS BUDGET GROUP              COM              053774105    19021  1632700 SH       SOLE                  1632700        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255     5694   145400 SH       SOLE                   145400        0        0
BEMIS INC                      COM              081437105     3175   100000 SH       SOLE                   100000        0        0
CARBO CERAMICS INC             COM              140781105    27710   342100 SH       SOLE                   342100        0        0
COMCAST CORP NEW               CL A             20030N101    88943  4919400 SH       SOLE                  4919400        0        0
CROWN CASTLE INTL CORP         COM              228227104    38918   881500 SH       SOLE                   881500        0        0
CSX CORP                       COM              126408103    15379   278000 SH       SOLE                   278000        0        0
DANA HLDG CORP                 COM              235825205    28427  2307400 SH       SOLE                  2307400        0        0
DAVITA INC                     COM              23918K108    20709   300000 SH       SOLE                   300000        0        0
DEPOMED INC                    COM              249908104     3271   730200 SH       SOLE                   730200        0        0
DIRECTV                        COM CL A         25490A101    38424   923000 SH       SOLE                   923000        0        0
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    29051   760700 SH       SOLE                   760700        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101     9587    58100 SH       SOLE                    58100        0        0
FEDEX CORP                     COM              31428x106    46298   541500 SH       SOLE                   541500        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     4879   389700 SH       SOLE                   389700        0        0
GOODRICH CORP                  COM              382388106    20276   275000 SH       SOLE                   275000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    30958  2923300 SH       SOLE                  2923300        0        0
HSN INC                        COM              404303109    36026  1205700 SH       SOLE                  1205700        0        0
ICONIX BRAND GROUP INC         COM              451055107     9888   565000 SH       SOLE                   565000        0        0
IRON MTN INC                   COM              462846106    17872   800000 SH       SOLE                   800000        0        0
IVANHOE MINES LTD              COM              46579N103    14046   600000 SH       SOLE                   600000        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    29621   791800 SH       SOLE                   791800        0        0
LAMAR ADVERTISING CO           CL A             512815101     7586   238400 SH       SOLE                   238400        0        0
NEWELL RUBBERMAID INC          COM              651229106    44228  2483300 SH       SOLE                  2483300        0        0
PAIN THERAPEUTICS INC          COM              69562K100     1194   193200 SH       SOLE                   193200        0        0
SMITHFIELD FOODS INC           COM              832248108    71612  4255000 SH       SOLE                  4255000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    35380   310000 SH  PUT  SOLE                   310000        0        0
STEEL DYNAMICS INC             COM              858119100    11621   823600 SH       SOLE                   823600        0        0
TEMPLE INLAND INC              COM              879868107    25592  1371500 SH       SOLE                  1371500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    37466   561800 SH       SOLE                   561800        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     6669   100000 SH  CALL SOLE                   100000        0        0
VIACOM INC NEW                 CL B             92553p201    72384  2000100 SH       SOLE                  2000100        0        0
WALTER ENERGY INC              COM              93317q105    43750   538200 SH       SOLE                   538200        0        0
WMS INDS INC                   COM              929297109    48132  1264300 SH       SOLE                  1264300        0        0